PENSION	12 Months Ended
Dec. 31, 2017
PENSION [Abstract]
PENSION
28.	PENSION

The Group’s pension plan includes retirement benefit obligations of $11.4 million and other employee benefit obligations of $0.3 million. Changes in retirement benefit obligation for the years ended December 31, 2016 and 2017 are as follows:

In millions of $	For the year ended December 31, 2016	For the year ended December 31, 2017

Beginning balance	6.5	7.1
Current service cost	2.3	1.7
Payment of severance	(0.7)	(0.1)
Transferred-in from affiliated company	1.4	2.0
Transferred-out to affiliated company	(1.0)	(0.6)
Transfer of business	(1.5)	-
Unrealized actuarial losses	0.3	0.2
Effect of foreign currency translation	(0.2)	1.1

Ending balance	7.1	11.4

Unrealized actuarial losses are recorded in “pension adjustments” in other comprehensive income.

The assumed discount rate used in the accounting of the pension plan is 3.1% and 3.4%, and the estimated salary increasing rate is 4.5% and 4.4% for the year ended December 31, 2016 and 2017, respectively.